Annual Report

International
Discovery
Fund

October 31, 2000

T. Rowe Price


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
International Discovery Fund

o International small-cap stocks declined during the six months ended October 31 as technology stocks fell sharply.

o The fund posted negative returns, lagging its benchmarks for the six months; strong results late in 1999 and early in 2000 led to solid gains for the 12-month period.

o We trimmed our holdings in technology, media, and telecommunications and added positions in business services and biotechnology.

o Despite this year's setback, the outlook is bright for emerging growth companies, but stock selection and research remain crucial.



UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.




Fellow Shareholders

International small-cap stocks struggled during the six months ended October 31, 2000, reversing trends of the previous 18 months. Building on a powerful fourth-quarter 1999 rally, markets surged early in 2000, fueled by investor enthusiasm for shares of technology companies-especially Internet-related stocks. Asian markets peaked in January, but European small-caps continued to climb until mid-March, when technology stocks began a sharp decline that continued-with considerable volatility-through October. Telecommunications and media companies were hit hard late in the period.


Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/00                          6 Months             12 Months
--------------------------------------------------------------------------------

     International Discovery Fund                -12.34%                40.07%

     MSCI EAFE Small Cap Index*                    -6.56                -7.92

     Salomon Non-U.S.
     Extended Market Index                         -6.34                -1.04

     * Principal return only

     Your fund posted sharply negative returns for the six-month period, lagging its benchmark indices. Fund returns were hurt by the reversal of market conditions, as the high-potential growth stocks your fund favors underperformed value stocks. Strong results in the previous six months lifted the fund to a 40.07% 12-month return, far superior to its benchmarks.

     The recent downturn was at least partially the result of a slowdown in corporate information technology (IT) spending after Y2K fears passed. The failure of a number of high-profile e-commerce retailers and a general slowdown in advertising spending by dot-com companies also contributed to the decline. Broader concerns weighing on the equity markets included slower economic growth, high oil prices, and euro weakness. Some sectors bucked the downtrend, however, including alternative energy and oil services, health care and medical devices, and biotechnology.

PORTFOLIO AND MARKET REVIEW

     Six months ago we reported that we were selling European technology and telecommunications highfliers whose valuations had become stretched. Although that move proved judicious, it did not prevent the fund from suffering losses in the tech and telecom sell-off. Stocks that hurt fund performance included Dialog Semiconductor (U.K.), Bright Station (e-commerce, U.K.), Lynx Group (IT services, U.K.), IFCO Systems (logistic services, Netherlands), Software (systems software, Germany), and Ubizen (IT services, Belgium). Non-European tech stocks also dragged down returns, including Partner Communications (mobile telecommunications, Israel) and Gilat Satellite Networks (satellite technology, Israel).

Can the Euro Also Rise?

     Understanding why the euro has been weak helps explain why it should recover. Several factors have pushed the euro-the common currency for 11 countries in Continental Europe-down 27% since its launch on January 1, 1999. Chris Rothery, a portfolio manager at T. Rowe Price International
     (TRPI), thinks each of these factors could moderate or reverse in the next year.

     Capital flows into the U.S. have risen sharply in recent years as European companies acquired an unprecedented number of U.S. businesses and as Europeans invested in U.S. financial assets. Both trends are moderating, however. This year's weakness in the U.S. stock market has made investment here less attractive. "The Nasdaq bubble appears to have been pricked, which should also take some steam out of the dollar," says Rothery.

     The persistent strength of the U.S. economy has also hurt the euro, as it makes the U.S. a more attractive place to invest. But U.S. growth has showed signs of slowing recently, narrowing the advantage over European growth.

     Higher-yielding U.S. government bonds also lured investors. Recently, however, long-term U.S. rates have declined while those in the euro zone have remained stable.

     Since the euro's launch, oil prices have more than tripled, and Europe's demand for the dollars needed to pay for oil has surged. But oil prices are stabilizing and expected to trend lower.

     While the Federal Reserve is respected and well established, the European Central Bank (ECB) has less than two years' experience. ECB officials have aggravated investors' uncertainty by making confusing remarks. Lately, ECB officials have become more politically astute and are expected to make more careful statements.

     Though TRPI portfolio managers have been surprised by the extent of the euro's decline, they point out that markets often overshoot. It would be a mistake for U.S. investors to shun euro assets, says Rothery.

     John Ford, TRPI's chief investment officer, sees Europe at an earlier stage of the economic cycle than the U.S., with greater room for productivity improvement. "If we can get into a virtuous cycle, then investors can benefit from better economic performance, higher returns on capital, and a strong chance of currency appreciation to boot," Ford says.

THE EURO VS. THE  U.S. DOLLAR

                 Px Last

12/31/1998        1.1667
1/1/1999          1.1697
1/4/1999          1.1837
1/5/1999          1.1761
1/6/1999          1.1628
1/7/1999          1.1712
1/8/1999          1.1585
1/11/1999         1.1494
1/12/1999         1.156
1/13/1999         1.1669
1/14/1999         1.169
1/15/1999         1.1555
1/18/1999         1.1613
1/19/1999         1.1595
1/20/1999         1.1565
1/21/1999         1.1602
1/22/1999         1.1588
1/25/1999         1.1535
1/26/1999         1.156
1/27/1999         1.1444
1/28/1999         1.142
1/29/1999         1.1362
2/1/1999          1.1309
2/2/1999          1.1351
2/3/1999          1.1314
2/4/1999          1.134
2/5/1999          1.1266
2/8/1999          1.1323
2/9/1999          1.1315
2/10/1999         1.1326
2/11/1999         1.1223
2/12/1999         1.1308
2/15/1999         1.1223
2/16/1999         1.1209
2/17/1999         1.1248
2/18/1999         1.1195
2/19/1999         1.1069
2/22/1999         1.1021
2/23/1999         1.1007
2/24/1999         1.1007
2/25/1999         1.1034
2/26/1999         1.1028
3/1/1999          1.0892
3/2/1999          1.0941
3/3/1999          1.0875
3/4/1999          1.0799
3/5/1999          1.0823
3/8/1999          1.0888
3/9/1999          1.0881
3/10/1999         1.0943
3/11/1999         1.1042
3/12/1999         1.0905
3/15/1999         1.0932
3/16/1999         1.0996
3/17/1999         1.1002
3/18/1999         1.0972
3/19/1999         1.0896
3/22/1999         1.0907
3/23/1999         1.0892
3/24/1999         1.087
3/25/1999         1.0839
3/26/1999         1.08
3/29/1999         1.0732
3/30/1999         1.0732
3/31/1999         1.0762
4/1/1999          1.0795
4/2/1999          1.0786
4/5/1999          1.0712
4/6/1999          1.083
4/7/1999          1.0775
4/8/1999          1.0742
4/9/1999          1.0797
4/12/1999         1.0804
4/13/1999         1.0782
4/14/1999         1.0802
4/15/1999         1.0713
4/16/1999         1.0705
4/19/1999         1.066
4/20/1999         1.0625
4/21/1999         1.0584
4/22/1999         1.0646
4/23/1999         1.0599
4/26/1999         1.059
4/27/1999         1.0662
4/28/1999         1.062
4/29/1999         1.0608
4/30/1999         1.057
5/3/1999          1.0567
5/4/1999          1.063
5/5/1999          1.0762
5/6/1999          1.0792
5/7/1999          1.0757
5/10/1999         1.0782
5/11/1999         1.0712
5/12/1999         1.0646
5/13/1999         1.0656
5/14/1999         1.0659
5/17/1999         1.0671
5/18/1999         1.0674
5/19/1999         1.0662
5/20/1999         1.0623
5/21/1999         1.0584
5/24/1999         1.0607
5/25/1999         1.0624
5/26/1999         1.0443
5/27/1999         1.0423
5/28/1999         1.0429
5/31/1999         1.042
6/1/1999          1.0448
6/2/1999          1.0359
6/3/1999          1.0324
6/4/1999          1.0377
6/7/1999          1.0328
6/8/1999          1.0466
6/9/1999          1.0466
6/10/1999         1.0482
6/11/1999         1.0519
6/14/1999         1.0423
6/15/1999         1.0426
6/16/1999         1.0308
6/17/1999         1.0343
6/18/1999         1.0397
6/21/1999         1.0347
6/22/1999         1.0325
6/23/1999         1.0337
6/24/1999         1.0412
6/25/1999         1.043
6/28/1999         1.0331
6/29/1999         1.0319
6/30/1999         1.0351
7/1/1999          1.023
7/2/1999          1.0249
7/5/1999          1.0223
7/6/1999          1.0236
7/7/1999          1.0222
7/8/1999          1.0222
7/9/1999          1.0196
7/12/1999         1.0145
7/13/1999         1.017
7/14/1999         1.0136
7/15/1999         1.019
7/16/1999         1.0201
7/19/1999         1.0313
7/20/1999         1.04
7/21/1999         1.05
7/22/1999         1.0508
7/23/1999         1.0504
7/26/1999         1.0647
7/27/1999         1.0632
7/28/1999         1.0662
7/29/1999         1.0725
7/30/1999         1.0711
8/2/1999          1.0691
8/3/1999          1.068
8/4/1999          1.0776
8/5/1999          1.0758
8/6/1999          1.0742
8/9/1999          1.0717
8/10/1999         1.071
8/11/1999         1.0658
8/12/1999         1.0674
8/13/1999         1.0567
8/16/1999         1.0581
8/17/1999         1.0507
8/18/1999         1.052
8/19/1999         1.0644
8/20/1999         1.0672
8/23/1999         1.049
8/24/1999         1.0544
8/25/1999         1.0424
8/26/1999         1.0453
8/27/1999         1.0464
8/30/1999         1.0482
8/31/1999         1.0566
9/1/1999          1.0582
9/2/1999          1.0689
9/3/1999          1.0612
9/6/1999          1.0575
9/7/1999          1.0587
9/8/1999          1.0598
9/9/1999          1.0538
9/10/1999         1.0374
9/13/1999         1.0424
9/14/1999         1.0358
9/15/1999         1.0409
9/16/1999         1.0383
9/17/1999         1.0423
9/20/1999         1.0355
9/21/1999         1.0491
9/22/1999         1.0439
9/23/1999         1.0503
9/24/1999         1.0439
9/27/1999         1.0462
9/28/1999         1.0525
9/29/1999         1.0645
9/30/1999         1.0684
10/1/1999         1.0725
10/4/1999         1.0737
10/5/1999         1.0737
10/6/1999         1.0687
10/7/1999         1.0717
10/8/1999         1.0632
10/11/1999        1.0638
10/12/1999        1.0772
10/13/1999        1.0806
10/14/1999        1.0776
10/15/1999        1.0894
10/18/1999        1.0812
10/19/1999        1.0825
10/20/1999        1.0749
10/21/1999        1.0802
10/22/1999        1.069
10/25/1999        1.0675
10/26/1999        1.0592
10/27/1999        1.0518
10/28/1999        1.0511
10/29/1999        1.0549
11/1/1999         1.0513
11/2/1999         1.0527
11/3/1999         1.0489
11/4/1999         1.0375
11/5/1999         1.0421
11/8/1999         1.0383
11/9/1999         1.0403
11/10/1999        1.0447
11/11/1999        1.0405
11/12/1999        1.0318
11/15/1999        1.0332
11/16/1999        1.0302
11/17/1999        1.0416
11/18/1999        1.0296
11/19/1999        1.03
11/22/1999        1.0321
11/23/1999        1.0279
11/24/1999        1.0185
11/25/1999        1.0179
11/26/1999        1.0171
11/29/1999        1.0103
11/30/1999        1.0093
12/1/1999         1.0086
12/2/1999         1.0013
12/3/1999         1.0017
12/6/1999         1.0228
12/7/1999         1.0254
12/8/1999         1.0278
12/9/1999         1.0214
12/10/1999        1.0134
12/13/1999        1.0144
12/14/1999        1.0057
12/15/1999        1.0071
12/16/1999        1.017
12/17/1999        1.0087
12/20/1999        1.0133
12/21/1999        1.0085
12/22/1999        1.0093
12/23/1999        1.0156
12/24/1999        1.011
12/27/1999        1.0132
12/28/1999        1.007
12/29/1999        1.0051
12/30/1999        1.0086
12/31/1999        1.0062
1/3/2000          1.0243
1/4/2000          1.0296
1/5/2000          1.0321
1/6/2000          1.0328
1/7/2000          1.0295
1/10/2000         1.0256
1/11/2000         1.0336
1/12/2000         1.0309
1/13/2000         1.0258
1/14/2000         1.0122
1/17/2000         1.0122
1/18/2000         1.0137
1/19/2000         1.0133
1/20/2000         1.0168
1/21/2000         1.0098
1/24/2000         1.0072
1/25/2000         1.0009
1/26/2000         1.0019
1/27/2000         0.9882
1/28/2000         0.9747
1/31/2000         0.9707
2/1/2000          0.9711
2/2/2000          0.9765
2/3/2000          0.9894
2/4/2000          0.9832
2/7/2000          0.9815
2/8/2000          0.9855
2/9/2000          0.9942
2/10/2000         0.9854
2/11/2000         0.9875
2/14/2000         0.9783
2/15/2000         0.9815
2/16/2000         0.9863
2/17/2000         0.9878
2/18/2000         0.9839
2/21/2000         0.9877
2/22/2000         1.0038
2/23/2000         1.0036
2/24/2000         0.992
2/25/2000         0.9749
2/28/2000         0.9709
2/29/2000         0.9642
3/1/2000          0.9727
3/2/2000          0.9656
3/3/2000          0.9586
3/6/2000          0.9586
3/7/2000          0.9584
3/8/2000          0.961
3/9/2000          0.9669
3/10/2000         0.9637
3/13/2000         0.9642
3/14/2000         0.9686
3/15/2000         0.9669
3/16/2000         0.9696
3/17/2000         0.9721
3/20/2000         0.9728
3/21/2000         0.9615
3/22/2000         0.961
3/23/2000         0.9715
3/24/2000         0.9779
3/27/2000         0.9672
3/28/2000         0.9605
3/29/2000         0.9514
3/30/2000         0.9613
3/31/2000         0.9553
4/3/2000          0.9553
4/4/2000          0.9596
4/5/2000          0.9625
4/6/2000          0.9584
4/7/2000          0.9553
4/10/2000         0.9627
4/11/2000         0.9592
4/12/2000         0.959
4/13/2000         0.9524
4/14/2000         0.9622
4/17/2000         0.9527
4/18/2000         0.9453
4/19/2000         0.9402
4/20/2000         0.9374
4/21/2000         0.9385
4/24/2000         0.938
4/25/2000         0.9208
4/26/2000         0.9235
4/27/2000         0.9099
4/28/2000         0.9119
5/1/2000          0.9158
5/2/2000          0.91
5/3/2000          0.8948
5/4/2000          0.8895
5/5/2000          0.897
5/8/2000          0.8977
5/9/2000          0.9075
5/10/2000         0.9068
5/11/2000         0.9016
5/12/2000         0.9197
5/15/2000         0.9112
5/16/2000         0.9003
5/17/2000         0.8959
5/18/2000         0.8946
5/19/2000         0.8975
5/22/2000         0.9031
5/23/2000         0.9071
5/24/2000         0.9044
5/25/2000         0.9115
5/26/2000         0.9309
5/29/2000         0.9266
5/30/2000         0.9301
5/31/2000         0.938
6/1/2000          0.9312
6/2/2000          0.9463
6/5/2000          0.9479
6/6/2000          0.9548
6/7/2000          0.9622
6/8/2000          0.956
6/9/2000          0.9536
6/12/2000         0.9538
6/13/2000         0.9596
6/14/2000         0.9579
6/15/2000         0.9547
6/16/2000         0.965
6/19/2000         0.9567
6/20/2000         0.9548
6/21/2000         0.9442
6/22/2000         0.9355
6/23/2000         0.9359
6/26/2000         0.9369
6/27/2000         0.9459
6/28/2000         0.9401
6/29/2000         0.952
6/30/2000         0.9525
7/3/2000          0.9502
7/4/2000          0.9513
7/5/2000          0.9525
7/6/2000          0.9507
7/7/2000          0.9484
7/10/2000         0.9553
7/11/2000         0.9527
7/12/2000         0.9424
7/13/2000         0.9372
7/14/2000         0.9385
7/17/2000         0.9366
7/18/2000         0.9248
7/19/2000         0.9246
7/20/2000         0.9331
7/21/2000         0.9369
7/24/2000         0.9337
7/25/2000         0.9385
7/26/2000         0.9428
7/27/2000         0.9317
7/28/2000         0.923
7/31/2000         0.9266
8/1/2000          0.9147
8/2/2000          0.9136
8/3/2000          0.9061
8/4/2000          0.9083
8/7/2000          0.9071
8/8/2000          0.9022
8/9/2000          0.9006
8/10/2000         0.9083
8/11/2000         0.9026
8/14/2000         0.9056
8/15/2000         0.9135
8/16/2000         0.9161
8/17/2000         0.9162
8/18/2000         0.9064
8/21/2000         0.9017
8/22/2000         0.8964
8/23/2000         0.9017
8/24/2000         0.9021
8/25/2000         0.9021
8/28/2000         0.9002
8/29/2000         0.8921
8/30/2000         0.894
8/31/2000         0.8878
9/1/2000          0.8997
9/4/2000          0.8978
9/5/2000          0.8903
9/6/2000          0.8702
9/7/2000          0.8713
9/8/2000          0.8672
9/11/2000         0.8577
9/12/2000         0.864
9/13/2000         0.8594
9/14/2000         0.8644
9/15/2000         0.8543
9/18/2000         0.8537
9/19/2000         0.8509
9/20/2000         0.8493
9/21/2000         0.8599
9/22/2000         0.8766
9/25/2000         0.8745
9/26/2000         0.8828
9/27/2000         0.8834
9/28/2000         0.8791
9/29/2000         0.8827
10/2/2000         0.8772
10/3/2000         0.8757
10/4/2000         0.8735
10/5/2000         0.8692
10/6/2000         0.8684
10/9/2000         0.8686
10/10/2000        0.8716
10/11/2000        0.8683
10/12/2000        0.8629
10/13/2000        0.856
10/16/2000        0.8499
10/17/2000        0.8544
10/18/2000        0.8389
10/19/2000        0.8435
10/20/2000        0.842
10/23/2000        0.8354
10/24/2000        0.8359
10/25/2000        0.8272
10/26/2000        0.8303
10/27/2000        0.8405
10/30/2000        0.8411
10/31/2000        0.8489


Chart shows the euro-the common currency of 11 countries in Continental Europe-has declined steadily in value versus the U.S. dollar since its January 1, 1999, launch.

     Top positive contributors to fund returns came mostly from the alternative energy, oil services, biotech, and business services sectors. These included Orbital Engine (alternative engine technology, Australia), Coflexip (oil services, France), Saipem (oil services, Italy), Proffice (temporary employment services, Sweden), and Shire Pharmaceuticals Group (U.K.).

     Country allocations ended the period little changed from six months ago. European stocks accounted for 52% of fund assets, up from 48% six months ago, while Japanese stocks accounted for 19%, down slightly from 21%. Our Japanese allocation represents a significantly underweighted position relative to the MSCI EAFE Small Cap Index, and reflects the fragility of the Japanese economy, especially for smaller companies. We were net sellers of technology, media, and telecom stocks, and this sector now represents about 35% of the portfolio.

     Europe

     New Economy stocks were hardest hit in the downturn as valuations unwound from unsustainably high levels. The failure of the much-hyped fashion e-retailer Boo.com and other e-commerce businesses led investors to doubt the concept of pure dot-com retailing, and demand for mobile data and especially wireless application protocol (WAP) services was slower than expected. Continued currency weakness in the euro region also hurt returns for U.S. investors (see the story on page 2). Despite the stock market decline, the small- and mid-cap universe continued to broaden and deepen. The market for initial public offerings remained buoyant, although IPOs could no longer count on the high premiums previously seen.

     European indicators point to gently slowing growth. Euro zone GDP grew 3.7% in the second quarter year-over-year, and unemployment continued to fall. Progress with structural reforms continued, including tax cuts in Germany, France, and other euro zone countries. Germany pressed ahead with proposals for important pension reforms. The U.K. economy weakened, in part because the strength of its currency relative to the depressed euro caused difficulty for exporters.

     In Europe, as elsewhere, we were net sellers of technology, media, and telecommunications stocks, particularly fiber optics companies and mobile Internet enablers. We eliminated Wavecom (France), A Novo (France), Enea Data (Sweden), Disetronic Holdings (Switzerland), and Bachem (Switzerland) and trimmed our holdings in Dialog Semiconductor and NDS Group (all U.K.). We purchased select technology companies as well as business services and biotech firms. Buys included Genesys (telecom services, France), Articon Integralis (IT services, Germany), Direkt Anlage Bank (financial services, Germany), IFCO systems, Cyber Com Consulting (e-business consulting, Sweden), PyroSequencing (biotechnology, Sweden), Poolia (staffing agency, Sweden), Bobst (packaging machinery, Switzerland), and Gemini Genomics (biotechnology, U.K.).

Market Performance
--------------------------------------------------------------------------------

Six Months                     Local          Local Currency             U.S.
Ended 10/31/00              Currency        vs. U.S. Dollars          Dollars
--------------------------------------------------------------------------------

Australia                      6.06%                 -11.20%           -5.82%

Brazil                         6.55                   -5.42             0.77

France                         0.66                   -6.99            -6.37

Germany                       -5.58                   -6.98           -12.18

Hong Kong                    -11.74                   -0.13           -11.85

India                        -20.61                   -6.78           -26.00

Japan                        -13.51                   -1.02            -14.39

Mexico                        -0.67                   -1.87             -2.53

Netherlands                    6.37                   -6.98             -1.06

Sweden                       -18.52                  -10.65            -27.19

United Kingdom                 4.74                   -7.20             -2.81


Source: RIMES Online, using MSCI indices.


     Regionally, we overweighted Scandinavia, which is particularly well placed to take advantage of the New Economy, and underweighted Italy and Spain, which lack attractive opportunities.

     Japan

     While Japan is no longer technically in a recession, pockets of economic strength are limited to major manufacturers. The strength in such sectors as housing reflects government subsidies, while the driving force of the economy-consumer spending-remains weak. The Japanese economy is simply not robust enough to sustain a broad rally in small companies at this time. However, Japan's gradual moves toward deregulation are positive and could provide an attractive environment for equities going forward.

     We sold Aeon Credit Services and concentrated our allocation to the consumer credit sector-which has suffered from the Shokoh Fund scandal-to a single stock, Aiful. We eliminated Combi, a maker of child safety seats, fiber optics company Hitachi Cable, and Hitachi Metals. We trimmed our holdings of Santen Pharmaceutical, previously one of our largest Japanese positions.

     Despite the difficulties for small-caps in Japan, we are still finding a few solid growth companies. We added Toys "R" Us-Japan, which had 20% to 25% physical asset growth. Its format is doing well in Tokyo's metropolitan area and is about to be rolled out in the provinces. Mid-market cosmetics maker KOSE, beverage company ITO EN, and Kaneka, which supplies chemicals to the pharmaceutical industry, were also added to the portfolio.

     Rest of the World

     New Economy stocks outside Europe and Japan also felt the chill wind of a bear market. Our holdings in Australia generally held up well, in contrast to the indiscriminate small-cap sell-off in Hong Kong. The Indian market was weak, and we eliminated our very successful investment in Zee Telefilms, which is experiencing rising competition that is driving down profits.


Industry Diversification
--------------------------------------------------------------------------------

                                                       Percent of Net Assets
                                                  4/30/00             10/31/00
--------------------------------------------------------------------------------

     Services                                       50.8%                42.1%

     Consumer Goods                                  9.3                 16.6

     Capital Equipment                              11.7                 11.6

     Finance                                         9.3                 11.1

     Energy                                          3.4                  3.9

     Multi-industry                                  2.8                  2.3

     All Other                                       4.4                  4.5

     Reserves                                        8.3                  7.9
--------------------------------------------------------------------------------

     Total                                         100.0%               100.0%


     Australia, India, and Hong Kong are our most important markets outside Europe and Japan. The Australian allocation rose to 6.6% during the period, while the 4.7% weighting in India was also slightly higher.

     Recent purchases in Asia and Australia include soft drink maker Frucor Beverages Group (Australia), medical-device manufacturer Fisher & Paykel (New Zealand), and QBE Insurance Group (Australia). We also bought two Hong Kong companies that could profit from growth in Chinese consumer spending: consumer products distributor Hengan International and Denway Motors, an auto assembler that has a joint venture with Honda.

INVESTMENT OUTLOOK

     Emerging growth stocks suffered a major setback during the past six months, with technology, communications, and the Internet-key areas of the New Economy-hardest hit. In our previous report we pointed out that companies that need to raise fresh equity could face increasing difficulty, and this has been borne out. However, investor appetite for young, entrepreneurial companies in emerging sectors of the economy is strong, and opportunities in the international growth stock universe are greater than ever. We remain committed to our growth stock strategy, but as always when investing in smaller companies, rigorous investment analysis will be crucial.

     While we believe that general corporate IT spending will remain subdued and that spending on Internet infrastructure and telecommunications equipment may weaken, demand in certain areas remains very good. These include mobile telephones and cable infrastructure, customer call centers, and enabling technologies for interactive TV. Other aspects of the global economy, such as capital expenditure in oil exploration and production, steps toward pension reform in Germany, deregulation in Japan, and growing consumerism in India are healthy signs for the future.


     Respectfully submitted,



     John R. Ford
     President, T. Rowe Price International Funds, Inc.

     November 22, 2000


T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                     Percent of
                                                     Net Assets
                                                     10/31/00
--------------------------------------------------------------------------------

  Tandberg Television, Norway                                     1.7%

  Coflexip, France                                                1.7

  IHC Caland, Netherlands                                         1.7

  Teleste, Finland                                                1.5

  NICE Systems, Israel                                            1.5
--------------------------------------------------------------------------------

  Proffice, Sweden                                                1.4

  Orbital Engine, Australia                                       1.3

  Shire Pharmaceuticals Group, United Kingdom                     1.2

  New Skies Satellites, Netherlands                               1.2

  Housing Development Finance, India                              1.2
--------------------------------------------------------------------------------

  Eyretel, United Kingdom                                         1.1

  PyroSequencing, Sweden                                          1.1

  Aldata Solutions, Finland                                       1.1

  NH Hoteles, Spain                                               1.1

  Taylor Nelson, United Kingdom                                   1.1
--------------------------------------------------------------------------------

  Galen Holdings, United Kingdom                                  1.1

  NDS Group, United Kingdom                                       1.1

  Articon Integralis, Germany                                     1.0

  Energy Development, Australia                                   1.0

  Straumann Holding, Switzerland                                  1.0
--------------------------------------------------------------------------------

  Swisslog Holding, Switzerland                                   0.9

  Yakult Honsha, Japan                                            0.9

  Aiful, Japan                                                    0.9

  Poolia, Sweden                                                  0.9

  Saipem, Italy                                                   0.9
--------------------------------------------------------------------------------

  Total                                                          29.6%


  Note: Table excludes reserves.


T. Rowe Price International Discovery Fund

Performance Comparison

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

INTERNATIONAL DISCOVERY FUND
--------------------------------------------------------------------------------

              Salomon Non-U.S
              Extended Market                IDF

10/31/1990             10.000            10.000
10/31/1991              9.838            10.379
10/31/1992              7.987             9.413
10/31/1993             10.915            12.893
10/31/1994             12.153            14.141
10/31/1995             11.582            12.294
10/31/1996             13.064            13.721
10/31/1997             12.641            13.953
10/31/1998             12.531            13.200
10/31/1999             14.835            24.038
10/31/2000             14.681            33.670



Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended 10/31/00             1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

International Discovery Fund       40.07%      34.13%      22.32%       12.91%


Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.



T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                             Year
                            Ended
                         10/31/00   10/31/99   10/31/98   10/31/97   10/31/96

NET ASSET VALUE
Beginning of period      $  26.75   $  14.99   $  16.11   $  15.97   $  14.43

Investment activities

  Net investment
  income (loss)              0.06      (0.03)      0.05       0.02       0.07

  Net realized and
  unrealized gain (loss)    10.39      12.09      (0.92)      0.25       1.59

  Total from
  investment activities     10.45      12.06      (0.87)      0.27       1.66

Distributions

  Net investment income        --      (0.01)        --      (0.07)     (0.10)

  Net realized gain         (2.81)     (0.30)     (0.25)     (0.06)     (0.02)

  Total distributions       (2.81)     (0.31)     (0.25)     (0.13)     (0.12)

  Redemption fees added
  to paid-in-capital           0.13       0.01         --         --         --

NET ASSET VALUE
End of period            $  34.52   $  26.75   $  14.99   $  16.11    $1 5.97


Ratios/Supplemental Data

Total return                40.07%     82.11%     (5.40)%     1.69%     11.60%

Ratio of total
expenses to
average net assets           1.27%      1.42%      1.47%      1.41%     1 .45

Ratio of net investment
income loss to average
net assets                   0.15%     (0.17)%     0.25%      0.13%      0.40%

Portfolio turnover rate      81.0%      98.2%      34.2%      72.7%      52.0%

Net assets,
end of period
(in thousands)           $905,387   $381,462   $189,001   $254,430   $325,639

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
                                                               October 31, 2000


Portfolio of Investments                                 Shares        Value
--------------------------------------------------------------------------------
                                                             In thousands

AUSTRALIA  6.5%

Common Stocks  and Warrants 6.5%

Aristocrat Leisure                                    2,400,000   $    7,501

Circadian Technologies * !                            3,073,207        5,958

Computershare                                           248,690        1,076

Credit Suisse, Warrants *                               124,345           70

Energy Development                                    1,382,953        8,889

Frucor Beverages Group (NZD) *                        4,615,182        3,606

Lang                                                    862,000        4,406

Orbital Engine *                                     10,334,000       11,463

PowerLan *                                            3,913,400        2,738

QBE Insurance Group                                   1,164,000        5,370

Sonic Healthcare                                      1,636,309        6,616

Telemedia Networks International *                      567,000        1,317

Wine Planet Holdings *                                1,962,015          285

Total Australia (Cost $52,839)                                        59,295


AUSTRIA 0.3%

Common Stocks 0.3%

Cybertron Telekom (EUR) *                               300,000        3,106

Total Austria (Cost $9,626)                                            3,106


BELGIUM  0.6%

Common Stocks  0.6%

Ubizen (EUR) *                                          246,456        5,134

Total Belgium (Cost $11,467)                                           5,134


CHINA  0.3%

Common Stocks  0.3%

Nanjing Panda Electric (HKD) *                        9,978,000        2,009

TPV Technology (HKD)                                  4,422,000          459

Total China (Cost $2,670)                                              2,468


FINLAND  4.2%

Common Stocks  4.2%

Aldata Solutions (EUR) *                              1,455,760   $   10,254

Comptel (EUR)                                           147,330        2,038

Elisa Communications (EUR)                              216,203        5,999

Rapala Normark (EUR) *                                1,341,220        6,260

Teleste (EUR)                                           460,086       13,665

Total Finland (Cost $23,227)                                          38,216


FRANCE  6.9%

Common Stocks  6.9%

Aubay (EUR) *                                           184,032        3,996

Boiron (EUR)                                             33,000        2,050

Cegedim (EUR)                                            60,000        3,539

Coface (EUR)                                             84,589        7,616

Coflexip (EUR)                                          131,000       15,174

CPR (EUR) *                                              38,636        1,902

Euler (EUR)*                                            140,000        6,130

Genesys (EUR) *                                         110,862        5,174

Ipsos (EUR)                                              67,272        6,965

Linedata Services (EUR) *                                71,000        1,808

Neopost (EUR) *                                         153,333        2,942

Ubiqus (EUR) *                                          417,780        4,963

Total France (Cost $50,857)                                           62,259


GERMANY  6.2%

Common Stocks  5.8%

Articon Integralis (EUR) *                              138,871        9,251

Boewe Systec (EUR)                                       67,390        1,390

CargoLifter (EUR) *                                     443,215        7,334

Direkt Anlage Bank (EUR) *                              169,000        7,458

Evotec Biosystems (EUR) *                               151,351        5,317

GfK (EUR)                                               179,215        6,813

QS Communications (EUR) *                               654,062        4,052

Software (EUR)                                           62,147        4,509

Zapf Creation (EUR)                                     147,887        6,375

                                                                      52,499

Preferred Stocks  0.4%

Rhon-Klinikum (EUR)                                      66,510   $    3,666

                                                                       3,666

Total Germany (Cost $51,897)                                          56,165


HONG KONG  4.7%

Common Stocks  4.7%

Denway Motors *                                      17,706,000        2,861

e-Kong Group *                                       11,548,000          814

ehealthcareasia *                                       528,000           20

Esprit Holdings                                       6,859,431        5,893

Hengan International                                 14,772,000        3,542

Hong Kong Exchanges & Clearing                        1,986,000        3,463

Li & Fung *                                           2,210,000        4,109

Quality Healthcare Asia *                            14,114,000        3,257

South China Morning Post                              4,675,000        3,207

Sun Television *                                     125,220,000       3,227

SUNDAY Communications *                              22,376,000        2,066

Technology Venture Holdings                          11,956,000        3,526

Varitronix International                              3,632,000        4,191

Vodatel Networks *                                   16,380,000        2,163

Total Hong Kong (Cost $63,524)                                        42,339


INDIA  4.7%

Common Stocks  4.7%

Apollo Hospitals                                        398,350        1,786

Britannia Industries                                     79,499        1,293

Cipla                                                   152,000        2,869

Global E-Com *                                          552,000        2,782

Global Tele-Systems *                                   192,000        4,321

HDFC Bank                                             1,183,000        6,339

Housing Development Finance                           1,063,000       10,645

ICICI Bank  ADR (USD) *                                 119,700          569

ICICI Bank                                              997,938        2,354

ICICI  ADR (USD)                                        210,560        1,987

ICICI                                                 1,005,451        1,607

McDowell & Company                                      671,786   $      893

Pentamedia Graphics                                     132,000          983

Ranbaxy Laboratories                                    286,000        4,257

Total India (Cost $45,239)                                            42,685


IRELAND  0.4%

Common Stocks  0.4%

Icon ADR (USD) *                                        169,400        3,346

Total Ireland (Cost $2,481)                                            3,346


ISRAEL  3.0%

Common Stocks  3.0%

Gilat Satellite Networks (USD) *                        129,433        6,646

NICE Systems ADR (USD) *                                284,200       13,242

Partner Communications ADR (USD) *                    1,134,000        6,839

Total Israel (Cost $56,741)                                           26,727


ITALY  1.3%

Common Stocks  1.3%

ACEA (EUR)                                              284,290        3,773

Saipem (EUR)                                          1,500,000        7,816

Total Italy (Cost $8,481)                                             11,589


JAPAN  18.9%

Common Stocks  18.9%

Aiful                                                   104,400        8,228

Canon Chemicals                                         309,000        3,002

Cresco                                                   45,300        3,197

Don Quijote                                              40,700        3,189

FANCL                                                    24,500        1,549

Fuji Machine Manufacturing                               53,000        1,447

Funai Electric *                                         20,000        1,510

Goldcrest                                                80,000        7,500

Hirose Electric                                          43,500        5,023

Hokuto                                                   91,200        2,892

Homac                                                   113,000   $    1,605

Hoya                                                     48,000        3,968

Hurxley                                                  69,000        1,088

Internet Initiative ADR (USD) *                          97,571        2,458

ITO EN                                                   29,100        2,094

Japan Business Computer                                  74,000        1,519

Joint                                                   217,300        6,751

Kaneka                                                  479,000        4,653

KOSE                                                    222,200        7,718

Koyo Seiko                                            1,002,000        7,089

Kuraya Sanseido                                         660,500        5,751

Marukyo                                                  10,000           46

Megachips                                                48,000        1,887

Mitsukoshi *                                          1,001,000        3,569

Moritex                                                  72,600        3,526

Net One Systems                                             227        6,740

Nidec                                                    49,400        3,029

Nissho Electronics                                      300,000        6,324

Pacific Metals *                                      2,190,000        2,890

Relocation Services                                      52,000        2,955

Roland                                                   91,900        1,644

Santen Pharmaceutical                                   287,000        5,668

Shimadzu                                                606,000        2,149

Shohkoh Fund                                             27,930        2,293

Sumisho Electronic                                      131,000        1,597

Sumitomo Rubber Industries                            1,397,000        6,658

Sunkus & Associates                                     115,900        3,452

Tomen Electronics                                       167,000        7,499

Toyo Information                                         92,000        6,239

Toys "R" Us-Japan *                                      44,500        6,077

Trend Micro *                                            12,000        1,133

Watami Food Service                                      55,000        2,954

Yahoo Japan *                                                28        2,412

Yakult Honsha                                           735,000        8,380

Total Japan (Cost $177,094)                                          171,352


NETHERLANDS  4.8%

Common Stocks  4.8%

Draka Holdings (EUR)                                    129,128   $    7,556

IFCO Systems (EUR) *                                    671,357        6,495

IHC Caland (EUR)                                        340,000       15,003

New Skies Satellites (EUR) *                          1,213,460       10,915

SNT Group (EUR) *                                       120,257        3,679

Total Netherlands (Cost $45,673)                                      43,648


NEW ZEALAND  1.2%

Common Stocks  1.2%

Baycorp Holdings                                        600,030        2,808

Fisher & Paykel                                       1,683,000        4,806

Sky Network Television *                              2,409,000        2,962

Total New Zealand (Cost $11,262)                                      10,576


NORWAY  2.9%

Common Stocks  2.9%

EDB Business Partner                                    440,229        5,314

Petroleum Geo-Services *                                400,000        5,518

Tandberg Television *                                 1,508,282       15,279

Total Norway (Cost $27,030)                                           26,111


SINGAPORE  0.8%

Common Stocks  0.8%

Parkway Holdings                                      3,513,000        7,201

Total Singapore (Cost $10,117)                                         7,201


SOUTH KOREA  0.0%

Common Stocks  0.0%

Opicom *                                                 51,800          266

Total South Korea (Cost $3,366)                                          266


SPAIN  1.2%

Common Stocks  1.2%

Gamesa (EUR) *                                           28,189   $      520

NH Hoteles (EUR)                                        900,000       10,157

Total Spain (Cost $11,030)                                            10,677


SWEDEN  8.1%

Common Stocks  8.1%

A-Com * !                                               748,721        4,421

Assa Abloy                                              188,619        3,473

Bergman & Beving                                        500,000        5,329

Cyber Com Consulting *                                  349,000        4,540

Europolitan Holdings                                    754,535        6,796

LGP Telecom Holding                                     310,000        7,756

Observer                                                412,603        5,409

Poolia (Class B)                                        190,606        8,012

Proffice                                                370,996       12,252

PyroSequencing *                                        826,531       10,257

Semcon                                                  459,950        5,478

Total Sweden (Cost $66,551)                                           73,723


SWITZERLAND  3.4%

Common Stocks  3.4%

Bobst                                                     3,800        4,799

Kaba Holding                                              2,450        3,305

PubliGroupe                                               7,030        4,126

Straumann Holding                                         4,100        8,861

Swisslog Holding                                         15,560        8,569

Valora Holding                                            7,350        1,494

Total Switzerland (Cost $16,682)                                      31,154


TAIWAN  0.0%

Common Stocks  0.0%

WYSE Technology Taiwan                                  239,700          129

Total Taiwan (Cost $611)                                                 129


UNITED KINGDOM  11.5%

Common Stocks  11.5%

Aegis Group                                           1,744,000   $    3,973

ARC International *                                     522,500        2,570

Baltimore Technologies *                                314,000        2,415

Bell Group                                              851,500          787

Bright Station *                                      6,000,000        4,832

Dialog Semiconductor (EUR) *                            245,544        5,626

Electron Boutique                                     2,867,071        2,600

Eyretel *                                             3,591,880       10,319

Galen Holdings                                          750,935        9,643

Gemini Genomics ADR (USD) *                             439,800        5,058

Lynx Group                                            2,544,480        4,061

N Brown Group                                           252,680          935

NDS Group ADR (USD) *                                   127,000        9,565

Pace Micro Technology                                   519,400        3,730

Regus *                                                 497,500        2,261

royalblue                                               350,000        7,516

Serco Group                                             825,000        7,577

Shire Pharmaceuticals Group *                           555,000       11,274

Taylor Nelson                                         2,540,584        9,768

Total United Kingdom (Cost $111,838)                                 104,510


UNITED STATES  0.2%

Common Stocks  0.2%

LookSmart (AUD) *                                     4,603,000        1,503

Total United States (Cost $5,357)                                      1,503


SHORT-TERM INVESTMENTS 7.3%

Money Market Funds  7.3%

Reserve Investment Fund, 6.68% #                     65,918,899       65,919

Total Short-Term Investments (Cost $65,919)                           65,919

Total Investments in Securities
99.4% of Net Assets (Cost $931,579)                               $  900,098

Other Assets Less Liabilities                                          5,289

NET ASSETS                                                          $905,387

    *  Non-income producing
    #  Seven-day yield
    !  Affiliated company
  ADR  American depository receipt
  AUD  Australian dollar
  EUR  Euro
  NZD  New Zealand dollar
  USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                               October 31, 2000


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

     Assets

     Investments in securities, at value (cost $931,579)           $900,098

     Securities lending collateral                                  113,648

     Other assets                                                    25,107

     Total assets                                                 1,038,853


     Liabilities

     Obligation to return securities lending collateral             113,648

     Other liabilities                                               19,818

     Total liabilities                                              133,466


     NET ASSETS                                                    $905,387

     Net Assets Consist of:
     Accumulated net realized gain/loss - net of distributions    $ 148,302

     Net unrealized gain (loss)                                     (31,607)

     Paid-in-capital applicable to 26,225,694 shares of
     $0.01 par value capital stock outstanding;
     2,000,000,000 shares of the Corporation authorized             788,692

     NET ASSETS                                                    $905,387

     NET ASSET VALUE PER SHARE                                       $34.52


     The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                        Year
                                                                       Ended
                                                                    10/31/00

Investment Income (Loss)

Income

       Interest  (net of foreign taxes of $14)                    $    6,998

       Dividend (net of foreign taxes of $683)                         6,091

       Securities lending                                                858

       Total income                                                   13,947

Expenses

       Investment management                                          10,449

       Shareholder servicing                                           1,344

       Custody and accounting                                            421

       Prospectus and shareholder reports                                138

       Registration                                                       54

       Legal and audit                                                    43

       Directors                                                           7

       Miscellaneous                                                      13

       Total expenses                                                 12,469

       Expenses paid indirectly                                           (1)

       Net expenses                                                   12,468

Net investment income (loss)                                           1,479


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

       Securities (net of foreign taxes of $2,190)                   221,622

       Foreign currency transactions                                  (2,518)

       Net realized gain (loss)                                      219,104

Change in net unrealized gain or loss

       Securities (net of deferred foreign taxes of $892)           (139,142)

       Other assets and liabilities
       denominated in foreign currencies                                  20

       Change in net unrealized gain or loss                        (139,122)

Net realized and unrealized gain (loss)                               79,982

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $   81,461


The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                    Year
                                                   Ended
                                                10/31/00            10/31/99

Increase (Decrease) in Net Assets

Operations

     Net investment income (loss)              $   1,479           $    (418)

     Net realized gain (loss)                    219,104              43,912

     Change in net unrealized gain or loss      (139,122)            107,803

     Increase (decrease) in net
     assets from operations                       81,461             151,297

Distributions to shareholders

     Net investment income                            --                (123)

     Net realized gain                           (46,342)             (3,675)

     Decrease in net assets from distributions   (46,342)             (3,798)

Capital share transactions *

     Shares sold                               1,169,171             143,230

     Distributions reinvested                     44,299               3,583

     Shares redeemed                            (727,954)           (101,987)

     Redemption fees received                      3,290                 136

     Increase (decrease) in net
     assets from capital
     share transactions                          488,806              44,962

Net Assets

Increase (decrease) during period                523,925             192,461

Beginning of period                              381,462             189,001

End of period                                  $ 905,387           $ 381,462
                                               -----------------------------
*Share information

     Shares sold                                  28,991               6,469

     Distributions reinvested                      1,347                 237

     Shares redeemed                             (18,374)             (5,049)

     Increase (decrease) in shares outstanding    11,964               1,657



The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                              October 31, 2000


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The International Discovery Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation, and commenced operations on December 30, 1988. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation   Equity securities are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation   Assets and liabilities denominated in foreign
     currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Affiliated Companies   As defined by the Investment Company Act of 1940, an
     affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Other   Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENTTRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending   The fund lends its securities to approved brokers to
     earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At October 31, 2000, the value of loaned securities was $114,272,000; aggregate collateral consisted of $113,648,000 in the securities lending collateral pool and U.S. government securities valued at $7,505,000.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,075,370,000 and $684,523,000, respectively, for the year ended October 31, 2000.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended October 31, 2000. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

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     Undistributed net investment income                           $(1,479)
     Undistributed net realized gain                               (67,716)
     Paid-in-capital                                                69,195

     At October 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $931,579,000. Net unrealized loss aggregated $31,481,000 at period-end, of which $149,876,000 related to appreciated investments and $181,357,000 to depreciated investments.


NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of dividend and interest income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sales proceeds. The fund accrues a deferred tax liability for net unrealized gains, which totaled $141,000 at October 31, 2000.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $851,000 was payable at October 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.75% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At October 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,186,000 for the year ended October 31, 2000, of which $117,000 was payable at period-end.

     Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. Spectrum International Fund held approximately 0.2% of the outstanding shares of the International Discovery Fund at October 31, 2000. For the year then ended, the fund was allocated $10,000 of Spectrum expenses.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 2000, totaled $6,936,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the year ended October 31, 2000, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $91,068,000 with certain affiliates of the manager and paid commissions of $142,000 thereto.


T. Rowe Price International Discovery Fund
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Report of Independent Accountants
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To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of International Discovery Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Discovery Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP

     Baltimore, Maryland
     November 17, 2000


T. Rowe Price International Discovery Fund
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Tax Information (Unaudited) for the Tax Year Ended 10/31/00
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We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $56,054,000 from short-term capital gains,

o $59,061,000 from long-term capital gains, subject to the 20% rate gains category.

The fund will pass through foreign source income of $6,436,000 and foreign taxes paid of $2,792,000.


T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

Annual Meeting Results
--------------------------------------------------------------------------------

The T. Rowe Price International Discovery Fund held an annual meeting on October 25, 2000, to approve a new investment management agreement, to elect directors to the fund, and to ratify the appointment of PricewaterhouseCoopers LLP as the fund's independent accountants.

The results of voting were as follows (by number of shares):

For approval of a new investment management agreement:

         Affirmative:      15,827,131.285
         Against:             359,939.003
         Abstain:             362,481.393

         Total:            16,549,551.681

For nominees to the Board of Directors of the International Discovery Fund:

M. David Testa

         Affirmative:      16,211,561.447
         Withhold:            337,990.234

         Total:            16,549,551.681

Martin G. Wade

         Affirmative:      16,222,658.050
         Withhold:            326,893.631

         Total:            16,549,551.681

Anthony W. Deering

         Affirmative:      16,221,707.177
         Withhold:            327,844.504

         Total:            16,549,551.681

Donald W. Dick, Jr.

         Affirmative:      16,221,008.096
         Withhold:            328,543.585

         Total:            16,549,551.681

Paul M. Wythes

         Affirmative:      16,141,501.466
         Withhold:            408,050.215

         Total:            16,549,551.681

To ratify the appointment of PricewaterhouseCoopers LLP as independent accountants:

         Affirmative:      16,134,906.251
         Against:             167,772.046
         Abstain:             246,873.384

         Total:            16,549,551.681


T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132  Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.
Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(registered trademark) and the
T. Rowe Price Web site on the Internet. Address: www.troweprice.com.


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement  Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.


For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc., Distributor.          F38-050 10/31/00